Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Profit or loss [abstract]
Revenue	$ 1,333.8	$ 1,217.0	$ 1,098.4
Cost of sales	416.4	401.8	364.8
Gross profit	917.4	815.2	733.6
Selling, general & administrative expenses	792.9	667.6	574.1
Profit (loss) from operating activities	124.5	147.6	159.5
Net interest, finance and other costs	48.8	54.1	41.8
Income before income taxes	75.7	93.5	117.7
Income tax expense	17.6	24.6	23.1
Net income	58.1	68.9	94.6
Attributable to:
Shareholders of the Company	58.4	72.7	94.6
Non-controlling interest	(0.3)	(3.8)	0.0
Net income	$ 58.1	$ 68.9	$ 94.6
Earnings per share attributable to shareholders of the Company
Basic (in CAD per share)	$ 0.58	$ 0.69	$ 0.87
Diluted (in CAD per share)	$ 0.57	$ 0.69	$ 0.87